REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
At December 31, 2015 actual capital levels and the new regulatory minimum required levels for the Bank were as follows:

			Minimum Required		Minimum Required
			For Capital		To Be Well
(In thousands)	Actual		Adequacy Purposes		Capitalized
December 31, 2015	Amount	Ratio	Amount	Ratio	Amount	Ratio

Common equity Tier 1 risk-based capital [1]	$35,381	11.8%	$13,511	4.5%	$19,516	6.5%

Tier 1 risk-based capital [1]	$35,381	11.8%	$18,015	6.0%	$24,020	8.0%

Total risk-based capital [1]	$39,135	13.0%	$24,020	8.0%	$30,025	10.0%

Tier 1 leverage capital [2]	$35,381	10.6%	$13,383	4.0%	$16,729	5.0%

At December 31, 2014 actual capital levels and minimum required levels for the Bank were as follows: (Minimum required levels in effect at year-end 2014)

			Minimum Required		Minimum Required
			For Capital		To Be Well
(In thousands)	Actual		Adequacy Purposes		Capitalized
December 31, 2014 [3]	Amount	Ratio	Amount	Ratio	Amount	Ratio

Tier 1 risk-based capital [1]	$33,154	11.8%	$11,216	4.0%	$16,824	6.0%

Total risk-based capital [1]	$36,667	13.1%	$22,431	8.0%	$28,039	10.0%

Tier 1 leverage capital [2]	$33,154	10.1%	$13,169	4.0%	$16,461	5.0%

[1]Common equity Tier 1 risk-based, Tier 1 risk-based, and Total risk-based capital ratios are computed by dividing a bank’s common equity Tier 1 capital, Tier 1 capital or Total capital, as defined by regulation, by a risk-weighted sum of the bank’s assets, with the risk weighting determined by general standards established by regulation. The safest assets (e.g. government obligations) are assigned a weighting of 0% with riskier assets receiving higher ratings (e.g. ordinary commercial loans are assigned a weighting of 100%).

[2]Tier 1 leverage capital ratio is computed by dividing a bank’s Tier 1 capital, as defined by regulation, by its total quarterly average assets.

[3]Common equity Tier 1 risk-based capital: not applicable in 2014.